Guaranteed Benefit Features - Guaranteed Death and Benefit (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 GMDB	Dec. 31, 2011 GMDB	Dec. 31, 2010 GMDB	Dec. 31, 2012 GMAB/GMWB	Dec. 31, 2011 GMAB/GMWB	Dec. 31, 2010 GMAB/GMWB	Dec. 31, 2012 GMIB	Dec. 31, 2011 GMIB	Dec. 31, 2010 GMIB	Dec. 31, 2012 GMWBL	Dec. 31, 2011 GMWBL	Dec. 31, 2010 GMWBL	Dec. 31, 2012 Stabilizer / MCG		Dec. 31, 2011 Stabilizer / MCG		Dec. 31, 2010 Stabilizer / MCG		Dec. 31, 2012 Variable Life and Universal Life	Dec. 31, 2011 Variable Life and Universal Life	Dec. 31, 2010 Variable Life and Universal Life
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Separate account liability	$ 102,228.9	$ 97,667.4	$ 88,714.5	$ 41,932.5	$ 41,547.0		$ 1,027.3	$ 1,182.9		$ 14,881.3	$ 14,565.4		$ 15,587.8	$ 15,081.2		$ 34,150.7	[1]	$ 31,024.4	[1]			$ 517.4	$ 507.7
Additional liability balance:
Beginning balance	15,600.0	15,600.0		530.3	378.4	487.6	128.2	85.5	93.2	1,290.2	769.3	748.3	2,144.0	414.8	399.1	221.0	[1]	3.0	[1]	6.0	[1]	1,507.2	1,230.5	1,106.5
Paid guaranteed benefits				(118.8)	(106.8)	15.1	(0.6)	(2.1)	2.9	(38.7)	(65.4)	61.0	0	0	15.7	0	[1]	0	[1]	(3.0)	[1]	(348.6)	(312.9)	442.5
Incurred guaranteed benefits				89.2	258.7	(124.3)	(42.7)	44.8	(10.6)	(5.4)	586.3	(40.0)	(193.5)	1,729.2	0	(119.0)	[1]	218.0	[1]	0	[1]	512.6	589.6	(318.5)
Ending balance	$ 15,600.0	$ 15,600.0		$ 500.7	$ 530.3	$ 378.4	$ 84.9	$ 128.2	$ 85.5	$ 1,246.1	$ 1,290.2	$ 769.3	$ 1,950.5	$ 2,144.0	$ 414.8	$ 102.0	[1]	$ 221.0	[1]	$ 3.0	[1]	$ 1,671.2	$ 1,507.2	$ 1,230.5

[1]	The Separate account liability at December 31, 2012 and 2011 includes $25.9 billion and $24.2 billion, respectively, of externally managed assets, which are not reported on the Company's Consolidated Balance Sheets.